BNY Mellon Small Cap Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8%
Automobiles & Components — 1.7%
LCI Industries	4,984	543,356
Patrick Industries, Inc.	13,233	1,197,851
Visteon Corp.	4,552	538,456
		2,279,663
Banks — 6.5%
Bank OZK	8,862	428,832
BankUnited, Inc.	9,199	426,742
Business First Bancshares, Inc.	21,076	600,245
Columbia Banking System, Inc.	28,602	847,763
First Busey Corp.	23,848	652,720
First Horizon Corp.	34,155	827,576
Metropolitan Bank Holding Corp.	9,194	823,047
Origin Bancorp, Inc.	14,488	690,498
Simmons First National Corp., Cl. A	43,172	926,039
SouthState Bank Corp.	7,963	754,494
Texas Capital Bancshares, Inc.	5,481	545,305
Third Coast Bancshares, Inc.(a)	13,244	506,715
United Community Banks, Inc.	12,383	408,020
		8,437,996
Capital Goods — 20.2%
Bloom Energy Corp., Cl. A(a)	2,913	830,205
BWX Technologies, Inc.	6,631	1,298,880
Construction Partners, Inc., Cl. A(a)	18,301	2,131,517
Curtiss-Wright Corp.	2,112	1,578,952
Enpro, Inc.	2,101	644,986
Esab Corp.	12,260	1,133,192
Flowserve Corp.	26,776	2,021,856
Fluor Corp.(a)	11,373	520,428
Gates Industrial Corp. PLC(a)	41,253	1,069,278
Hayward Holdings, Inc.(a)	41,543	586,172
Herc Holdings, Inc.	17,371	2,310,343
Janus International Group, Inc.(a)	72,565	387,497
Karman Holdings, Inc.(a)	16,176	930,120
Loar Holdings, Inc.(a)	14,089	908,459
Matrix Service Co.(a)	23,357	306,677
Modine Manufacturing Co.(a)	2,283	636,752
MYR Group, Inc.(a)	4,887	2,272,748
Regal Rexnord Corp.	8,359	1,686,512
Sensata Technologies Holding PLC	46,697	2,306,365
Standex International Corp.	3,672	1,017,181
Tennant Co.	9,282	799,273
The Timken Company	5,303	678,678
York Space Systems, Inc.(a)	7,155	233,539
		26,289,610
Commercial & Professional Services — 1.0%
HNI Corp.	12,286	383,200

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Commercial & Professional Services — 1.0% (continued)
Korn Ferry	7,125	498,608
Planet Labs PBC(a)	8,157	417,149
		1,298,957
Consumer Discretionary Distribution & Retail — 2.6%
Bath & Body Works, Inc.	18,850	377,377
Monro, Inc.	37,844	622,534
RH(a)	6,372	946,178
Stitch Fix, Inc., Cl. A(a)	78,103	278,047
Valvoline, Inc.(a)	14,006	472,703
Warby Parker, Inc., Cl. A(a)	26,662	653,752
		3,350,591
Consumer Durables & Apparel — 3.4%
Brunswick Corp.	17,227	1,442,933
Carter’s, Inc.	15,556	600,306
Levi Strauss & Co., Cl. A	16,824	390,317
Meritage Homes Corp.	5,994	391,049
YETI Holdings, Inc.(a)	32,795	1,573,176
		4,397,781
Consumer Services — 5.2%
Black Rock Coffee Bar, Inc., Cl. A(a)	70,049	582,808
First Watch Restaurant Group, Inc.(a)	146,527	1,704,109
Genius Sports Ltd.(a)	95,897	561,956
Lindblad Expeditions Holdings, Inc.(a)	92,790	2,129,531
Target Hospitality Corp.(a)	6,201	107,649
Wingstop, Inc.	10,459	1,641,645
		6,727,698
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	2,182	1,673,899
Energy — 5.8%
BKV Corp.(a)	25,980	689,509
Cactus, Inc., Cl. A	13,259	769,552
California Resources Corp.	15,603	925,102
Crescent Energy Co., Cl. A	73,514	849,822
Expro Group Holdings NV(a)	45,635	674,029
Liberty Energy, Inc.	36,184	1,058,744
Oceaneering International, Inc.(a)	19,952	762,765
PBF Energy, Inc., Cl. A	14,831	603,622
Transocean Ltd.(a)	97,629	604,323
Weatherford International PLC	5,972	618,938
		7,556,406
Equity Real Estate Investment Trusts — 5.0%
Americold Realty Trust, Inc.(b)	38,019	596,518
COPT Defense Properties(b)	19,882	637,417
Diversified Healthcare Trust(b)	54,569	454,014
EPR Properties(b)	9,313	531,307
Healthpeak Properties, Inc.(b)	34,401	658,779
Millrose Properties, Inc.(b)	16,208	457,390
National Healthcare Properties, Inc.(a),(b)	26,570	383,937
NETSTREIT Corp.(b)	24,562	497,626
Rayonier, Inc.(b)	27,110	566,328
Ryman Hospitality Properties, Inc.(b)	6,339	729,809

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Equity Real Estate Investment Trusts — 5.0% (continued)
STAG Industrial, Inc.(b)	12,220	462,771
Urban Edge Properties(b)	27,343	613,577
		6,589,473
Financial Services — 3.6%
Etoro Group Ltd., Cl. A(a)	15,900	667,482
Marex Group PLC	21,558	1,141,280
Moelis & Co., Cl. A	7,590	510,731
PennyMac Financial Services, Inc.	5,231	438,724
PROG Holdings, Inc.	21,622	795,041
Voya Financial, Inc.	7,891	640,907
WisdomTree, Inc.	27,654	526,809
		4,720,974
Food, Beverage & Tobacco — .7%
J & J Snack Foods Corp.	5,783	440,202
Nomad Foods Ltd.	47,775	484,438
		924,640
Health Care Equipment & Services — 7.9%
Alignment Healthcare, Inc.(a)	131,936	2,021,260
BrightSpring Health Services, Inc.(a)	16,102	993,171
Ceribell, Inc.(a)	44,029	812,335
Encompass Health Corp.	3,011	318,714
Envista Holdings Corp.(a)	23,554	554,697
Guardant Health, Inc.(a)	18,041	2,339,737
HeartFlow, Inc.(a)	11,839	366,772
Omnicell, Inc.(a)	11,977	528,665
Privia Health Group, Inc.(a)	94,910	2,041,514
Strata Critical Medical, Inc.(a)	56,457	356,244
		10,333,109
Insurance — 2.1%
The Baldwin Insurance Group, Inc.(a)	141,945	2,756,572
Materials — 2.4%
Alamos Gold, Inc., Cl. A	12,542	511,714
Alcoa Corp.	9,905	769,024
Element Solutions, Inc.	18,371	779,481
Ivanhoe Electric, Inc.(a)	27,774	373,838
Methanex Corp.	11,011	650,750
		3,084,807
Media & Entertainment — 1.6%
John Wiley & Sons, Inc., Cl. A	14,182	596,779
Lionsgate Studios Corp.(a)	34,388	493,468
Magnite, Inc.(a)	40,170	575,636
Starz Entertainment Corp.(a)	17,440	407,747
		2,073,630
Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
Ascendis Pharma A/S(a)	2,986	669,192
Bio-Techne Corp.	24,203	1,250,811
Cytokinetics, Inc.(a)	4,997	383,570
Definium Therapeutics, Inc.(a)	15,893	384,452
Denali Therapeutics, Inc.(a)	11,448	240,866
Dianthus Therapeutics, Inc.(a)	2,929	272,426
Disc Medicine, Inc.(a)	4,754	330,736

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 8.4% (continued)
Madrigal Pharmaceuticals, Inc.(a)	1,143	568,380
Mirum Pharmaceuticals, Inc.(a)	15,771	1,600,757
Monopar Therapeutics, Inc.(a)	1,887	122,730
Newamsterdam Pharma Co. NV(a)	15,063	507,322
Repligen Corp.(a)	18,271	2,264,690
Rhythm Pharmaceuticals, Inc.(a)	10,742	948,733
Syndax Pharmaceuticals, Inc.(a)	45,940	899,965
Tenax Therapeutics, Inc.(a)	10,321	122,510
Xenon Pharmaceuticals, Inc.(a)	7,768	425,143
		10,992,283
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	25,240	352,603
Semiconductors & Semiconductor Equipment — 7.7%
Diodes, Inc.(a)	5,928	624,337
Kulicke & Soffa Industries, Inc.	26,103	2,659,635
MACOM Technology Solutions Holdings, Inc.(a)	4,613	1,682,084
MKS, Inc.	6,423	2,082,722
Onto Innovation, Inc.(a)	4,120	1,063,949
Silicon Motion Technology Corp., ADR	4,135	1,144,857
Veeco Instruments, Inc.(a)	13,447	775,085
		10,032,669
Software & Services — 1.4%
Blackbaud, Inc.(a)	5,627	172,693
Cellebrite DI Ltd.(a)	47,914	705,773
Dolby Laboratories, Inc., Cl. A	4,625	258,121
Dynatrace, Inc.(a)	15,238	648,987
		1,785,574
Technology Hardware & Equipment — 3.9%
Bel Fuse, Inc., Cl. B	10,002	2,745,749
Lumentum Holdings, Inc.(a)	884	755,785
Novanta, Inc.(a)	4,671	744,230
Viavi Solutions, Inc.(a)	17,981	873,157
		5,118,921
Telecommunication Services — 2.3%
Iridium Communications, Inc.	25,440	1,317,283
Lumen Technologies, Inc.(a)	156,924	1,724,595
		3,041,878
Transportation — 1.0%
Allegiant Travel Co.(a)	7,232	662,523
Knight-Swift Transportation Holdings, Inc.	8,836	668,267
		1,330,790
Utilities — 1.8%
Fervo Energy Co., Cl. A(a)	9	330
Hallador Energy Co.(a)	20,460	394,060
MDU Resources Group, Inc.	35,014	738,095
ONE Gas, Inc.	7,189	558,873
Southwest Gas Holdings, Inc.	6,973	601,142
		2,292,500
Total Equity Securities - Common Stocks (cost $102,091,147)		127,443,024

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,032,681)	3.68	3,032,681	3,032,681
Total Investments (cost $105,123,828)		100.1%	130,475,705
Liabilities, Less Cash and Receivables		(.1%)	(143,883)
Net Assets		100.0%	130,331,822

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	127,443,024	—	—	127,443,024
Investment Companies	3,032,681	—	—	3,032,681
	130,475,705	—	—	130,475,705

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At May 31, 2026, accumulated net unrealized appreciation on investments was $25,351,877, consisting of $30,352,485 gross unrealized appreciation and $5,000,608 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.